Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited)	Ordinary Shares [Member] HKD ($) shares	Ordinary Shares [Member] USD ($) shares	Ordinary Shares to be issued [Member] HKD ($) shares	Ordinary Shares to be issued [Member] USD ($) shares	Additional Paid-in Capital [Member] HKD ($)	Additional Paid-in Capital [Member] USD ($)	AOCI Attributable to Parent [Member] HKD ($)	AOCI Attributable to Parent [Member] USD ($)	Retained Earnings [Member] HKD ($)	Retained Earnings [Member] USD ($)	HKD ($)	USD ($)
Beginning balance at Mar. 31, 2024	$ 81,317				$ 65,664,351		$ 4,493		$ (7,663,615)		$ 58,086,546	$ 7,446,993
Balance, shares at Mar. 31, 2024	10,425,290	10,425,290
Proceeds from placement			$ 28,081		9,320,999						9,349,080	1,198,600
Proceeds from placement, shares			3,600,000	3,600,000
Share based payment to marketing advisories	$ 12,006				9,074,990						9,086,996	1,165,000
Share based payment to marketing advisories, shares	1,539,281	1,539,281
Foreign currency translation adjustment							15,809				15,809	2,027
Net loss for the period									(17,354,044)		(17,354,044)	(2,224,878)
Ending balance at Sep. 30, 2024	$ 93,323		$ 28,081		84,060,340		20,302		(25,017,659)		59,184,387	7,587,742
Balance, shares at Sep. 30, 2024	11,964,571	11,964,571	3,600,000	3,600,000
Beginning balance at Mar. 31, 2025	$ 121,404				84,060,340		(11,687)		(35,436,714)		48,733,343	6,247,864
Balance, shares at Mar. 31, 2025	15,564,571	15,564,571
Foreign currency translation adjustment							(47,144)				(47,144)	(6,044)
Net loss for the period									(17,548,913)		(17,548,913)	(2,249,860)
Proceeds from follow-on public offerings, net of expenses	$ 343,200				53,254,878						53,598,078	6,871,548
Proceeds from follow-on public offerings, net of expenses, shares	44,000,000	44,000,000
Ending balance at Sep. 30, 2025	$ 464,604	$ 59,565			$ 137,315,218	$ 17,604,515	$ (58,831)	$ (7,542)	$ (52,985,627)	$ (6,793,030)	$ 84,735,364	$ 10,863,508
Balance, shares at Sep. 30, 2025	59,564,571	59,564,571